Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 1. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Arcturus Therapeutics Ltd. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. These financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In management’s opinion, the accompanying financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the results for the interim periods presented.

Interim financial results are not necessarily indicative of results anticipated for the full year. These unaudited financial statements should be read in conjunction with the audited financial statements and footnotes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2017.

These financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions regarding the valuation of certain debt and equity instruments, the equity investment, share-based compensation, accruals for liabilities, income taxes, deferred revenue, expense accruals, and other matters that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Although these estimates are based on management’s knowledge of current events and actions the Company may undertake in the future, actual results may ultimately differ from these estimates and assumptions.

Unless the context otherwise requires, references to the “Company” and “Arcturus” refer to Arcturus Therapeutics Ltd. and its subsidiaries.

Organizational Update

On May 29, 2018, the Company filed with the Securities and Exchange Commission a Report on Form 6-K containing an Agreement and Release entered into by and among the Company as well as current officers: Joe Payne (President, CEO and Director) and Pad Chivukula (COO and CSO), former employees: Mark Herbert and Rebecque Laba, and former board members: Craig Willett, Daniel Geffken, David Shapiro and Stuart Collinson (referred to as the “Agreement and Release”).

As part of the Agreement and Release, the Company has appointed four new directors, Dr. Peter Farrell, Mr. Andrew Sassine, Mr. James Barlow and Dr. Magda Marquet, to its Board, effective as of May 27, 2018. In connection with these appointments, Dr. Stuart Collinson, Mr. Daniel Geffken, Dr. David Shapiro, and Mr. Craig Willett have resigned from the Board. Further, the Company agreed to the purchase of a director “tail” policy and the reimbursement of professional fees incurred by certain officers, which was fully paid by September 30, 2018.

Reverse Merger

On November 15, 2017, Alcobra Ltd. acquired Arcturus Therapeutics, Inc. (“Arcturus Inc.”) pursuant to a merger between the companies (the “merger”). Prior to the merger, Alcobra Ltd.’s net assets consisted of cash, investments and nominal non-operating assets. Upon consummation of the merger, Alcobra Ltd. adopted the business plan of Arcturus Inc. In connection with the merger, Alcobra Ltd. agreed to acquire all of the outstanding common stock of Arcturus Inc. in exchange for the issuance of an aggregate 6,631,712 of Alcobra Ltd.’s Ordinary Shares, par value 0.07 NIS per share (the “Ordinary Shares”), after giving effect to a 1-for-7 reverse split effected immediately prior to the merger. As a result of the merger, Arcturus Inc. became a wholly-owned subsidiary of Alcobra Ltd. While Alcobra Ltd. was the legal acquirer in the transaction, Arcturus Inc. was deemed the accounting acquirer. Immediately after giving effect to the merger, on November 15, 2017, Alcobra Ltd. changed its name to Arcturus Therapeutics Ltd. On November 16, 2017, the Company commenced trading on the Nasdaq Global Market under the symbol “ARCT.” The Company’s principal executive offices are located in San Diego, California.

In accordance with the authoritative literature, a transaction where a private company merges into a public company with no operations and nominal net assets should be accounted for as a capital transaction rather than a business combination. Consequently, the reverse merger was accounted for as an issuance of shares by the Company for the net assets of Alcobra Ltd., accompanied by a recapitalization. Excess of considerations paid over net assets acquired and other merger-related costs were recorded as a charge to additional paid-in capital during the fourth quarter of 2017. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Arcturus whereas the financial statements of the Company after the merger date reflect the results of the operations of Arcturus and Alcobra Ltd. on a combined basis. All historical information presented herein has been retroactively restated to reflect the effect of the merger shares exchange ratio, reverse share split and change to the authorized number of Ordinary Shares in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

Liquidity

The Company’s activities since inception have consisted principally of performing research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Historically, the Company’s primary source of financing has been through issuance of its equity securities, through issuance of convertible promissory notes and through collaboration agreements. Research and development activities have required significant capital investment since the Company’s inception. The Company expects that the operations will continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has a limited operating history and is preclinical with no revenues from sales of its products, and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses since its inception and as of September 30, 2018 has an accumulated deficit of $43.9 million. The Company also added to its historical financing by acquiring $36.4 million in cash, cash equivalents and short-term investments in conjunction with the merger of Alcobra. As described in more detail within Note 12, in October 2018 the Company received gross proceeds of $10.0 million under a term loan with Western Alliance Bank.  In addition, in October 2018 the Company entered in to a sales agreement to sell up to an aggregate of $30.0 million of the Company’s ordinary shares. The Company expects to continue to incur additional losses for the foreseeable future, raise additional debt and equity financing and enter into additional partnerships to fund its development. The ability of the Company to transition to profitability is dependent on developing products and product revenues to support the level of expenses. If the Company is not able to achieve its planned revenue growth or incurs costs in excess of its forecasts, it may be required to reduce discretionary spending, may not be able to continue the development of all of its products or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms.  The Company's management and board of directors are of the opinion that its current financial resources, including the $10 million gross proceeds received under the term loan with Western Alliance Bank, will be sufficient to continue the development of the Company's products for at least twelve months from the filing of this Report in Form 6-K.

In order to support its long-term plans, the Company intends to seek additional capital through future equity and/or debt financings, collaborative or other funding arrangements with partners or through other sources of financing. Should the Company seeks additional financing from outside sources, the Company may not be able to raise such financing on terms acceptable to us or at all. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to scale back or discontinue the advancement of product candidates, reduce headcount, liquidate our assets, file for bankruptcy, reorganize, merge with another entity, or cease operations. If the Company is unable to maintain sufficient financial resources, the Company’s business, financial condition and results of operations will be materially and adversely affected. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all.

Intangible Assets Held for Sale and Equity Method Investment

At the end of the second quarter of 2018, the Company completed the sale of its intangible assets related to the ADAIR technology, which was accounted for as an intangible asset held for sale as of December 31, 2017. Pursuant to the asset purchase agreement for ADAIR, the Company received 30% ownership interest in the common stock of a privately held company in consideration for the sale of the ADAIR technology. As this ownership interest is greater than 20%, it is presumed that the Company may have the ability to exercise significant influence over the operating and financial policies of this investee; therefore, the Company concluded that this investment represents an equity investment and accounts for it as such. The Company has no requirement to invest further in this private company and the ownership percentage may be diluted in the future.  The Company will account for this investment as an equity method investment until the investment no longer meets the definition of an equity method investment.

The Company accounts for its share of the earnings or losses of the investee with a reporting lag of three months beginning the third quarter of 2018, as the financial statements of the investee are not completed on a basis that is sufficient for the Company to apply the equity method on a current basis.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manage its business in one operating segment, which is the research and development of medical applications for the Company’s nucleic acid-focused technology.

Revenue Recognition

The Company enters into arrangements with pharmaceutical and biotechnology partners that may involve multiple deliverables. The Company’s arrangements may contain upfront payments, license fees for research and development arrangements, research and development funding or reimbursement, milestone payments, option fees, exclusivity fees and royalties on future sales of its products. Each deliverable in the arrangement is evaluated at the inception of the arrangement to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration received is allocated to the separate units of accounting based on the relative selling price method and the appropriate revenue recognition principles are applied to each unit. Revenue is recognized separately for each unit of accounting when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products and/or services has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured. Deliverables in an arrangement that do not meet this separation criteria are treated as a single unit of accounting, generally applying applicable revenue recognition guidance for the final deliverable to the combined unit of accounting. In the instances in which the Company has received payment from customers in advance of recognizing revenue, the Company records the amounts as deferred revenue on the consolidated balance sheet. Amounts not expected to be recognized within the next 12 months are classified as deferred revenue, net of current portion.

Funded Research. Some of the Company’s research and development costs are funded or reimbursed by partners in accordance with collaboration agreements. Amounts received as compensation related to the Company’s research and development efforts are recognized as revenue when the above criteria have been met.

Upfront Fees. When the Company determines that deliverables in an arrangement do not meet the separation criteria discussed above, the deliverables are treated as a single unit of accounting. In such cases, upfront fees received for collaborative agreements are recognized on a straight-line basis, unless evidence suggests that the revenue is earned or obligations are fulfilled in a different pattern, over the expected performance period under each respective arrangement. When the performance period is not specified, the Company makes its best estimate of the period over which the Company expects to fulfill its performance obligations under an arrangement. Any amounts received under the arrangement in advance of performance are recorded as deferred revenue and recognized as revenue as the Company completes its performance obligations.

Milestones. The Company applies the milestone method of accounting to recognize revenue from milestone payments when earned, as evidenced by written acknowledgement from the collaborator or other persuasive evidence that the milestone has been achieved and the payment is non-refundable, provided that the milestone event is substantive. A milestone event is defined as an event (i) that can only be achieved based in whole or in part on either the Company’s performance or on the occurrence of a specific outcome resulting from the Company’s performance; (ii) for which there is substantive uncertainty at the inception of the arrangement that the event will be achieved; and (iii) that would result in additional payments being due to the Company. Events for which the occurrence is either contingent solely upon the passage of time or the result of a counterparty’s performance are not considered to be milestone events. A milestone event is substantive if all of the following conditions are met: (i) the consideration is commensurate with either the Company’s performance to achieve the milestone, or the enhancement of the value to the delivered item(s) as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration relates solely to past performance; and (iii) the consideration is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

The Company assesses whether a milestone is substantive at the inception of each arrangement. If a milestone is deemed non-substantive, the Company will account for that milestone payment using a method consistent with the related units of accounting for the arrangement over the estimated performance period.

Research and Development, Net

Research and development costs are expensed as incurred. Non-refundable advance payments are expensed when services are initiated. These expenses result from the Company's independent research and development efforts as well as efforts associated with collaboration arrangements. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research and manufacturing services, the costs of laboratory supplies, equipment and facilities and other external costs are shown net of any royalty bearing grants.

Statement of Cash Flows

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheet to the total of the same such amounts shown in the condensed consolidated statement of cash flows:

(in thousands)	September 30, 2018	September 30, 2017
Cash and cash equivalents	$30,331	$8,726
Restricted cash (included in other assets)	107	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$30,438	$8,726

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding for the period, without consideration for ordinary share equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-stock method. Dilutive ordinary shares are comprised of convertible preferred stock, convertible notes, share options and warrants. Dilutive securities at September 30, 2018 that were not included in the calculation of diluted net loss per share for the three and nine months ended September 30, 2018 as they were anti-dilutive totaled 98,000 and 91,000, respectively.  Additionally, dilutive securities at September 30, 2017 that were not included in the calculation of diluted net loss per share for the three and nine months ended September 30, 2017 as they were anti-dilutive totaled 3,754,290 and 3,242,513, respectively.

The calculation of the weighted-average number of shares outstanding excludes shares held in treasury totaling 43,000 for the three and nine months ended September 30, 2018.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) amended the existing Accounting Standards Update (ASU) for revenue recognition No. 2014-09, Revenue from Contracts with Customers, which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. ASU 2014-09 outlines a five-step process for revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards, and also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Major provisions include determining which goods and services are distinct and require separate accounting (performance obligations), how variable consideration (which may include change orders and claims) is recognized, whether revenue should be recognized at a point in time or over time and ensuring the time value of money is considered in the transaction price.

The FASB subsequently issued amendments to ASU No. 2014-09 that have the same effective date and transition date. Due to the Company’s emerging growth company status, these new standards will become effective for the Company on January 1, 2019. The Company is currently evaluating the impact that the adoption of ASU 2014-09 will have on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases, which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new accounting standard requires lessees to recognize lease liabilities and corresponding right-of-use assets for all leases with lease terms of greater than twelve months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. The new accounting standard must be adopted using the modified retrospective approach and is effective for entities for annual reporting periods beginning after December 15, 2018, with early adoption permitted. Since the Company’s emerging growth company status will cease at December 31, 2018, this standard will become effective for the Company on January 1, 2019. Although the Company is in the process of evaluating the impact of adoption of the ASU on its consolidated financial statements, the Company currently believes the most significant changes will be related to the recognition of new right-of-use assets and lease liabilities on the Company's balance sheet for real estate operating leases.